Other Intangible Assets	12 Months Ended
Dec. 31, 2023
Other Intangible Assets
Other Intangible Assets

(7)   Other Intangible Assets

Details of other intangible assets and movement during the years ended 31 December 2023 and 2022 are included in Appendix III, which forms an integral part of these notes to the consolidated financial statements.

Intangible assets acquired from Talecris mainly include currently marketed products. Identifiable intangible assets correspond to Gamunex and have been recognized at fair value at the acquisition date of Talecris and classified as currently marketed products. Intangible assets recognized comprise the rights on the Gamunex product, its commercialization and distribution license, trademark, as well as relations with hospitals. Each of these components is closely linked and fully complementary, are subject to similar risks and have a similar regulatory approval process.

Intangible assets acquired from Progenika mainly include currently marketed products. Identifiable intangible assets correspond to blood, immunology and cardiovascular genotyping. These assets have been recognized at fair value at the acquisition date of Progenika and classified as currently marketed products.

The intangible assets acquired from Biotest mainly include the acquired product portfolio. The identifiable intangible assets correspond to the plasma therapies segment and have been recorded at fair value at the date of acquisition of Biotest and classified as an acquired product portfolio.

The intangible assets acquired from Access Biologicals mainly include customer relationships. This asset has been recorded at fair value at the date of acquisition of Access Biologicals and classified as acquired customer relationships.

The cost and accumulated amortization of currently marketed products and customer relationships acquired from Talecris,Progenika, Biotest and Access at 31 December 2023 was as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2022	Additions	differences	31/12/2023
Cost of currently marketed products - Gamunex	1,125,070	—	(39,097)	1,085,973
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Cost of currently marketed products - Biotest	195,694	—	—	195,694
Cost of customer relationships - Access	86,618	—	(2,829)	83,789
Accumulated amortisation of currently marketed products - Gamunex	(434,403)	(37,078)	15,975	(455,506)
Accumulated amortisation of currently marketed products - Progenika	(23,391)	(401)	—	(23,792)
Accumulated amortisation of currently marketed products - Biotest	(3,134)	(8,028)	—	(11,162)
Accumulated amortisation of customer relationships - Access	(3,166)	(5,977)	256	(8,887)
Carrying amount of currently marketed products and customer relationships	967,080	(51,484)	(25,695)	889,901

The cost and accumulated amortization of currently marketed products and customer relationships acquired from Talecris, Progenika, Biotest and Acces at 31 December 2022 was as follows:

	Thousands of Euros
	Balance at	Business		Translation	Balance at
	31/12/2021	Combination	Additions	differences	31/12/2022
Cost of currently marketed products - Gamunex	1,059,509	—	—	65,561	1,125,070
Cost of currently marketed products - Progenika	23,792	—	—	—	23,792
Cost of currently marketed products - Biotest	—	200,902	—	(5,208)	195,694
Cost of customer relationships - Access	—	86,618	—	—	86,618
Accumulated amortisation of currently marketed products - Gamunex	(373,772)	—	(37,833)	(22,798)	(434,403)
Accumulated amortisation of currently marketed products - Progenika	(21,012)	—	(2,379)	—	(23,391)
Accumulated amortisation of currently marketed products - Biotest	—	—	(3,134)	—	(3,134)
Accumulated amortisation of customer relationships - Access	—	—	(3,386)	220	(3,166)
Carrying amount of currently marketed products and customer relationships	688,517	287,520	(46,732)	37,775	967,080

The estimated useful life of the currently marketed products acquired from Talecris is considered limited, has been estimated at 30 years on the basis of the expected life cycle of the product (Gamunex) and is amortized on a straight-line basis.

At 31 December 2023 the residual useful life of currently marketed products is 17 years and 5 months (18 years and 5 months at 31 December 2022).

The estimated useful life of the currently marketed products acquired from Progenika is considered limited, has been estimated at 10 years on the basis of the expected life cycle of the product and is amortized on a straight-line basis. In 2023 the currently marketed products reached the end of their useful life.

The estimated useful life of the product portfolio acquired from Biotest is considered limited and has been estimated at 30 years, based on the expected life cycle of the products. The amortization method is linear.

The estimated useful life of the customer relationships acquired from Access Biologicals is considered limited and has been estimated at 14 years, based on the rate of decline of the same. The amortization method is linear.

(a)	Self — constructed intangible assets

At 31 December 2023 the Group has recognized Euros 50,043 thousand as self-constructed intangible assets (Euros 37,214 thousand at 31 December 2022) in the consolidated profit and loss account.

(b)	Purchase commitments

At 31 December 2023 the Group has no intangible asset purchase commitments (Euros 69 thousand at 31 December 2022).

(c)	Other intangibles in progress

At 31 December 2023 the Group has an amount of Euros 1,366,893 thousand as development costs in progress (Euros 1,330,213 thousand at 31 December 2022). This amount includes an amount of Euros 284,341 thousand as of 31 December 2023 (Euros 294,578 thousand as of 31 December 2022) corresponding to the ongoing research and development projects for products for neurodegenerative disorders, neuromuscular diseases, and ophthalmological diseases acquired from Alkahest. Likewise, this amount also includes an amount of Euros 861,950 thousand as of 31 December  2023 (Euros 846,447 thousand as of 31 December 2022) corresponding to the ongoing research and development projects in plasma therapies acquired from Biotest (Fibrinogen and Trimodulin).

(d)	Results on disposal of intangible assets

The total losses on disposals and sale of intangible assets amounts to Euros 283 thousand in 2023 (losses of Euros 1,082 thousand in 2022).

(e)	Impairment testing

Indefinite-lived intangible assets have been allocated to the corresponding cash-generating unit (CGU). These assets have been tested for impairment together with goodwill (see note 6).

Impairment testing has been analyzed for each of the intangible assets in progress by calculating its recoverable amount based on their fair value based on the discount of free cash flows adjusted by the probability of success according to the clinical phase of the project.